UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Southpoint Capital Advisors LP

Address:   623 Fifth Avenue
           Suite 2601
           New York, NY 10022


Form 13F File Number: 028-11745


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   John S. Clark II
Title:  Manager of the General Partner
Phone:  (212) 692-6350

Signature,  Place,  and  Date  of  Signing:

/s/ John S. Clark II               New York, NY                       11/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Southpoint Capital Advisors LP (the "Reporting Person") serves as investment adviser to Southpoint Qualified Fund LP (the "Qualified Fund"), Southpoint Qualified Offshore Fund, Ltd. and Southpoint Master Fund, LP (the Master Fund"). Southpoint Capital Advisors LLC is the general partner of the Reporting Person. Southpoint GP, LP is the general partner of the Qualified Fund and the Master Fund. Southpoint GP, LLC is the general partner of Southpoint GP, LP. John S. Clark II is the sole manager of each of Southpoint Capital Advisors LLC and Southpoint GP, LLC.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    4

Form 13F Information Table Entry Total:              41

Form 13F Information Table Value Total:  $    1,805,849
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13948             Southpoint Capital Advisors LLC
----  --------------------  ----------------------------------------------------
2     028-13953             Southpoint GP, LP
----  --------------------  ----------------------------------------------------
3     028-13952             Southpoint GP, LLC
----  --------------------  ----------------------------------------------------
4     028-13950             John S. Clark II
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ATLAS ENERGY LP              COM UNITS LP     04930A104   21,188   613,428 SH       DEFINED    1,2,3,4    613,428      0    0
ATLAS RESOURCE PARTNERS LP   COM UNT LTD PR   04941A101    6,018   235,827 SH       DEFINED    1,2,3,4    235,827      0    0
BLACKSTONE GROUP L P         COM UNIT LTD     09253U108   85,680 6,000,000     CALL DEFINED    1,2,3,4  6,000,000      0    0
BLUE NILE INC                COM              09578R103    2,596    70,000 SH       DEFINED    1,2,3,4     70,000      0    0
CBOE HLDGS INC               COM              12503M108   15,141   515,000     CALL DEFINED    1,2,3,4    515,000      0    0
CONSTELLATION BRANDS INC     CL A             21036P108  108,373 3,350,000 SH       DEFINED    1,2,3,4  3,350,000      0    0
DECKERS OUTDOOR CORP         COM              243537107    7,328   200,000 SH       DEFINED    1,2,3,4    200,000      0    0
DECKERS OUTDOOR CORP         COM              243537107   10,992   300,000     CALL DEFINED    1,2,3,4    300,000      0    0
DUNKIN BRANDS GROUP INC      COM              265504100    2,920   100,000     PUT  DEFINED    1,2,3,4    100,000      0    0
EXPRESS SCRIPTS HLDG CO      COM              30219G108  140,918 2,250,000 SH       DEFINED    1,2,3,4  2,250,000      0    0
FLEETCOR TECHNOLOGIES INC    COM              339041105   62,720 1,400,000 SH       DEFINED    1,2,3,4  1,400,000      0    0
GILDAN ACTIVEWEAR INC        COM              375916103   55,285 1,745,100 SH       DEFINED    1,2,3,4  1,745,100      0    0
HUNTINGTON INGALLS INDS INC  COM              446413106  105,125 2,500,000 SH       DEFINED    1,2,3,4  2,500,000      0    0
INTERPUBLIC GROUP COS INC    COM              460690100   72,280 6,500,000 SH       DEFINED    1,2,3,4  6,500,000      0    0
JONES LANG LASALLE INC       COM              48020Q107   54,995   720,305 SH       DEFINED    1,2,3,4    720,305      0    0
LAMAR ADVERTISING CO         CL A             512815101   55,580 1,500,000 SH       DEFINED    1,2,3,4  1,500,000      0    0
LIBERTY INTERACTIVE CORP     INT COM SER A    53071M104   94,444 5,105,099 SH       DEFINED    1,2,3,4  5,105,099      0    0
LIBERTY INTERACTIVE CORP     LBT VENT COM A   53071M880    4,964   100,000 SH       DEFINED    1,2,3,4    100,000      0    0
MAKO SURGICAL CORP           COM              560879108   13,482   774,400 SH       DEFINED    1,2,3,4    774,400      0    0
MOODYS CORP                  COM              615369105   79,506 1,800,000 SH       DEFINED    1,2,3,4  1,800,000      0    0
NAVISTAR INTL CORP NEW       COM              63934E108    3,164   150,000 SH       DEFINED    1,2,3,4    150,000      0    0
NICHOLAS FINANCIAL INC       COM NEW          65373J209   13,378 1,036,220 SH       DEFINED    1,2,3,4  1,036,220      0    0
NU SKIN ENTERPRISES INC      CL A             67018T105    4,854   125,000 SH       DEFINED    1,2,3,4    125,000      0    0
PANDORA MEDIA INC            COM              698354107   10,403   950,000 SH       DEFINED    1,2,3,4    950,000      0    0
PRAXAIR INC                  COM              74005P104   72,716   700,000 SH       DEFINED    1,2,3,4    700,000      0    0
QUESTCOR PHARMACEUTICALS INC COM              74835Y101    4,618   250,000 SH       DEFINED    1,2,3,4    250,000      0    0
SEARS HLDGS CORP             COM              812350106   11,098   200,000 SH       DEFINED    1,2,3,4    200,000      0    0
SEARS HLDGS CORP             RIGHT 10/08/2012 812350114      952   350,000 SH       DEFINED    1,2,3,4    350,000      0    0
SPECTRUM PHARMACEUTICALS INC COM              84763A108   11,115   950,000 SH       DEFINED    1,2,3,4    950,000      0    0
STEWART ENTERPRISES INC      CL A             860370105   16,790 2,000,000 SH       DEFINED    1,2,3,4  2,000,000      0    0
STURM RUGER & CO INC         COM              864159108   32,959   665,963 SH       DEFINED    1,2,3,4    665,963      0    0
SUNCOKE ENERGY INC           COM              86722A103   19,344 1,200,000 SH       DEFINED    1,2,3,4  1,200,000      0    0
UNION PAC CORP               COM              907818108  118,700 1,000,000 SH       DEFINED    1,2,3,4  1,000,000      0    0
UNION PAC CORP               COM              907818108   47,480   400,000     CALL DEFINED    1,2,3,4    400,000      0    0
UNIVERSAL DISPLAY CORP       COM              91347P105   15,409   448,840 SH       DEFINED    1,2,3,4    448,840      0    0
VERIZON COMMUNICATIONS INC   COM              92343V104   29,165   640,000     PUT  DEFINED    1,2,3,4    640,000      0    0
VIACOM INC NEW               CL B             92553P201   85,744 1,600,000 SH       DEFINED    1,2,3,4  1,600,000      0    0
VISA INC                     COM CL A         92826C839  130,923   975,000 SH       DEFINED    1,2,3,4    975,000      0    0
WABCO HLDGS INC              COM              92927K102  100,923 1,750,000 SH       DEFINED    1,2,3,4  1,750,000      0    0
GRACE W R & CO DEL NEW       COM              38388F108   47,264   800,000 SH       DEFINED    1,2,3,4    800,000      0    0
ZILLOW INC                   CL A             98954A107   29,315   695,000 SH       DEFINED    1,2,3,4    695,000      0    0
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